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Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

March 1, 2017

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:         The Oberweis Funds (the “Trust”)
Post-Effective Amendment No. 53 under the
Securities Act of 1933 and Amendment No. 55 under the
Investment Company Act of 1940
File Nos. 33-9093 and 811-4854

To the Commission:

The Trust is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 53 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 55 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. The purpose of this Amendment is to add a new class of shares (Institutional Class) to three existing series, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund and the Oberweis China Opportunities Fund, of the Trust. No changes have been made to the Funds’ investment objective, policies or risks. This Amendment is intended to become effective on May 1, 2017.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser